ACQUISITIONS YTD INCOME STATEMENT (Details) - USD ($)	3 Months Ended								6 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Affiliate	$ 67,213,000	$ 66,195,000	$ 63,016,000	$ 61,164,000	$ 62,381,000	$ 49,120,000	$ 40,808,000	$ 36,697,000			$ 240,654,000	$ 175,448,000	$ 142,102,000
Sales Revenue, Goods, Net											16,934,000	13,558,000	594,000
Total Revenue											257,588,000	189,006,000	142,696,000
Operating and maintenance expenses											73,521,000	51,393,000	30,730,000
General and administrative expenses											16,284,000	16,967,000	13,898,000
Depreciation and amortization											24,404,000	15,406,000	7,806,000
Costs and Expenses											114,209,000	83,766,000	52,434,000
Income (loss) from operations	35,614,000	39,201,000	33,867,000	34,697,000	34,204,000	24,589,000	21,936,000	24,511,000			143,379,000	105,240,000	90,262,000
Interest expense, net											(31,875,000)	(28,755,000)	(19,939,000)
Amortization of loan fees and debt premium											(1,488,000)	(1,678,000)	(1,315,000)
Net income	25,869,000	31,453,000	25,981,000	26,713,000	26,330,000	16,893,000	14,302,000	17,282,000			110,016,000	74,807,000	69,008,000
Less: Net (loss) income attributable to Predecessor											(4,986,000)	(11,832,000)	(4,840,000)
Income (Loss) Attributable to Noncontrolling Interest, before Tax											14,565,000	5,679,000	0
Net Income (Loss) Attributable To Partners											100,437,000	80,960,000	73,848,000
Net Income (Loss) Allocated to General Partners											9,055,000	4,031,000	0
Net Income (Loss) Allocated to Limited Partners	$ 20,909,000	$ 26,347,000	$ 21,204,000	$ 22,922,000	$ 23,472,000	$ 19,749,000	$ 15,372,000	$ 18,336,000			91,382,000	76,929,000	73,848,000
Plains Asset Purchase, East Coast Terminals [Member]
Business Acquisition [Line Items]
Affiliate										$ 3,303,000
Pro forma revenues												195,800,000	160,068,000
Pro forma net income attributable to the partners:												86,059,000	68,819,000
Net income										$ 5,133,000
Torrance Valley Pipeline Company [Member]
Business Acquisition [Line Items]
Affiliate									$ 24,717,000
Pro forma revenues												236,723,000	214,272,000
Pro forma net income attributable to the partners:												90,967,000	92,280,000
Net income									$ 6,341,000
Common Units [Member]
Business Acquisition [Line Items]
Net Income (Loss) Allocated to Limited Partners											77,219,000	$ 45,010,000	$ 39,191,000
Common Units [Member] | Plains Asset Purchase, East Coast Terminals [Member]
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Earnings Per Share, Basic												$ 2.11	$ 1.84
Business Acquisition, Pro Forma Earnings Per Share, Diluted												2.11	1.84
Common Units [Member] | Torrance Valley Pipeline Company [Member]
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Earnings Per Share, Basic												2.18	2.38
Business Acquisition, Pro Forma Earnings Per Share, Diluted												2.18	2.38
Subordinated Units [Member] | Plains Asset Purchase, East Coast Terminals [Member]
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Earnings Per Share, Basic												2.11	1.84
Subordinated Units [Member] | Torrance Valley Pipeline Company [Member]
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Earnings Per Share, Basic												$ 2.18	$ 2.38
PBF Logistics LP [Member]
Business Acquisition [Line Items]
Affiliate											240,654,000	$ 175,448,000	$ 142,102,000
Sales Revenue, Goods, Net											14,159,000	11,887,000	0
Total Revenue											254,813,000	187,335,000	142,102,000
Operating and maintenance expenses											66,483,000	44,563,000	25,661,000
General and administrative expenses											16,284,000	16,967,000	13,898,000
Depreciation and amortization											23,831,000	14,983,000	7,684,000
Costs and Expenses											106,598,000	76,513,000	47,243,000
Income (loss) from operations											148,215,000	110,822,000	94,859,000
Interest expense, net											(31,875,000)	(28,755,000)	(19,939,000)
Amortization of loan fees and debt premium											(1,488,000)	(1,678,000)	(1,315,000)
Net income											114,852,000	80,389,000	73,605,000
Less: Net (loss) income attributable to Predecessor											(150,000)	(6,250,000)	(243,000)
Income (Loss) Attributable to Noncontrolling Interest, before Tax											14,565,000	5,679,000	0
Net Income (Loss) Attributable To Partners											100,437,000	80,960,000	73,848,000
Net Income (Loss) Allocated to General Partners											(9,055,000)	(4,031,000)
Net Income (Loss) Allocated to Limited Partners											91,382,000	76,929,000	73,848,000
Development Assets Predecessor [Member]
Business Acquisition [Line Items]
Affiliate											0	0	0
Sales Revenue, Goods, Net											2,775,000	1,671,000	594,000
Total Revenue											2,775,000	1,671,000	594,000
Operating and maintenance expenses											7,038,000	6,830,000	5,069,000
General and administrative expenses											0	0	0
Depreciation and amortization											573,000	423,000	122,000
Costs and Expenses											7,611,000	7,253,000	5,191,000
Income (loss) from operations											(4,836,000)	(5,582,000)	(4,597,000)
Interest expense, net											0	0	0
Amortization of loan fees and debt premium											0	0	0
Net income											(4,836,000)	(5,582,000)	(4,597,000)
Less: Net (loss) income attributable to Predecessor											(4,836,000)	(5,582,000)	(4,597,000)
Income (Loss) Attributable to Noncontrolling Interest, before Tax											0	0	0
Net Income (Loss) Attributable To Partners											$ 0	$ 0	$ 0